Capital (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Change in Capital

The change in capital, which includes stated share capital and contributed surplus, are as follows:

(millions of U.S. dollars)	Number of Common Shares	Stated Share Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2023	452,962,832	$1,791	$110	$1,504	$3,405
Shares issued under DRIP	180,659	29	-	-	29
Stock compensation plans(1)	942,756	152	-	(73)	79
Repurchases of common shares	(4,075,762)	(15)	-	-	(15)
Balance, December 31, 2024	450,010,485	1,957	110	1,431	3,498
Shares issued under DRIP	202,433	34	-	-	34
Stock compensation plans(1)	772,009	132	-	(23)	109
Repurchases of common shares	(6,022,437)	(44)	-	-	(44)
Balance, December 31, 2025	444,962,490	$2,079	$110	$1,408	$3,597

Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
Summary of dividend declared and paid

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,
(millions of U.S. dollars, except per share amounts)	2025	2024
Dividends declared per common share	$2.38	$2.16
Dividends declared	1,069	973
Dividends reinvested	(34)	(29)
Dividends paid	1,035	944

Details of NCIB Share Repurchases

Details of share repurchases are as follows:

	Year ended December 31,
	2025	2024
Share repurchases (millions of U.S. dollars)	1,000	639
Shares repurchased (number in millions)	6.0	4.1
Share repurchases - average price per share	$166.05	$156.92